Disclosure of summarized financial information for subsidiaries with material non-controlling interests (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	CAD 164,943,850	CAD 31,090,313	CAD 34,303,982
Non-current assets	157,428,556	113,070,950
TOTAL ASSETS	323,079,350	192,496,385
Current liabilities	3,014,430	2,428,124
Non-current liabilities	171,724,215	71,061,995
TOTAL LIABILITIES	174,738,645	73,490,119
Loss from operations	56,863,922	17,455,889
Loss and comprehensive loss	56,830,610	17,531,665
Net cash flow from operating activities	(11,144,497)	(8,024,952)
Net cash flow from investing activities	9,634,529	(91,293,716)
Net cash flow from financing activities	135,105,106	95,139,915
Change in cash and cash equivalents	133,595,138	(4,178,753)
Subsidiaries with material non-controlling interests [Member]
Statement [Line Items]
Cash and cash equivalents	3,325,000	6,492,000
Other current assets	67,000	214,000
Non-current assets	39,124,000	33,086,000
TOTAL ASSETS	42,516,000	39,792,000
Current liabilities	247,000	468,000
Non-current liabilities	281,000	137,000
TOTAL LIABILITIES	528,000	605,000
Loss from operations	2,516,000	2,255,000
Loss and comprehensive loss	2,462,000	2,470,000
Net cash flow from operating activities	(1,536,000)	(1,266,000)
Net cash flow from investing activities	(2,647,000)	(2,825,000)
Net cash flow from financing activities	1,017,000	10,583,000
Change in cash and cash equivalents	CAD (3,166,000)	CAD 6,492,000